Income Taxes Expenses - Tax loss carry forwards (Details)	Dec. 31, 2023 USD ($)
PRC
Tax loss carry forwards
Tax loss carry forwards	$ 47,898,533
2024	2,411,591
2025	936,888
2026	9,647,218
2027	10,656,280
2028	5,430,841
Thereafter	18,815,715
Hong Kong
Tax loss carry forwards
Tax loss carry forwards	28,861,689
USA
Tax loss carry forwards
Tax loss carry forwards	$ 38,233,703